Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment

11          Property, plant and equipment

				Office equipment,
			Machinery	furniture fixtures
		Leasehold	and	and motor	Right of use
	Buildings	improvements	equipment	vehicles	assets	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2019
Opening net book amount	1,088	149,034	70,736	14,170	—	235,028
Adjustment for Adoption of IFRS 16	—	—	—	—	137,928	137,928
Restated opening net book amount	1,088	149,034	70,736	14,170	137,928	372,956
Additions	18,420	44,858	13,503	4,753	86,492	168,026
Transfer from investment properties	29,460	—	—	—	—	29,460
Disposal	—	—	(1,339)	(105)	(2,336)	(3,780)
Business combination (Note 30)	—	14,291	3,185	1,427	29,502	48,405
Disposal of subsidiaries (Note 31)	—	(6,224)	(1,223)	(119)	(10,165)	(17,731)
Depreciation charges	(619)	(15,732)	(13,183)	(3,578)	(45,051)	(78,163)
Translation adjustments	—	10	127	(18)	31	150
Closing net book amount	48,349	186,237	71,806	16,530	196,401	519,323

Year ended 31 December 2019
At 31 December 2019
Cost	50,408	286,457	171,162	39,210	238,609	785,846
Accumulated depreciation	(2,059)	(100,220)	(99,356)	(22,680)	(42,208)	(266,523)
Net book amount	48,349	186,237	71,806	16,530	196,401	519,323

At 31 December 2020
Opening net book amount	48,349	186,237	71,806	16,530	196,401	519,323
Additions	—	31,669	6,718	1,651	36,675	76,713
Transfer from investment properties	14,330	—	—	—	—	14,330
Impairment loss (Note 14)	—	(364)	(841)	(119)	(4,712)	(6,036)
Disposal	—	(815)	(61)	(50)	(3,421)	(4,347)
Business combination (Note 30)	—	29,481	15,571	6,486	147,757	199,295
Disposal of subsidiaries (Note 31)	—	(27,440)	(13,353)	(5,173)	(123,655)	(169,621)
Depreciation charges	(2,044)	(23,124)	(14,179)	(4,535)	(53,350)	(97,232)
Translation adjustments	—	(43)	(39)	(402)	—	(484)
Closing net book amount	60,635	195,601	65,622	14,388	195,695	531,941
Year ended 31 December 2020
At 31 December 2020
Cost	64,737	317,013	174,560	39,452	267,701	863,463
Accumulated depreciation	(4,102)	(121,412)	(108,938)	(25,064)	(72,006)	(331,522)
Net book amount	60,635	195,601	65,622	14,388	195,695	531,941

As at 31 December 2019 and 2020, property, plant and equipment with net book value amounting to approximately RMB38,804,000 and RMB[65,244,000], respectively, were pledged as security for the bank and other borrowings.